VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—80.8%
Brazil—12.4%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/25	2,120BRL	$ 426
Series F 10.000%, 1/1/31	5,030BRL	981
		1,407

Chile—0.8%
Bonos Tesoreria Pesos
5.000%, 3/1/35	50,000CLP	49
144A, RegS 5.000%, 10/1/28(2)(3)	35,000CLP	36
		85

China—4.8%
China Government Bond
3.130%, 11/21/29	1,210CNY	176
2.890%, 11/18/31	1,550CNY	223
3.720%, 4/12/51	870CNY	147
		546

Colombia—6.3%
Bogota Distrio Capital RegS 9.750%, 7/26/28(3)	1,891,000COP	463
Titulos De Tesoreria
9.250%, 5/28/42	160,000COP	36
7.250%, 10/26/50	1,200,000COP	216
		715

Czech Republic—4.7%
Czech Republic
0.250%, 2/10/27	1,500CZK	58
2.750%, 7/23/29	720CZK	29
RegS 0.950%, 5/15/30(3)	7,380CZK	268
RegS 4.200%, 12/4/36(3)	4,120CZK	181
		536

Hungary—1.2%
Hungary Government Bond 4.750%, 11/24/32	54,800HUF	136
Indonesia—9.7%
Indonesia Government Bond
8.375%, 3/15/24	4,200,000IDR	268
9.000%, 3/15/29	1,400,000IDR	98
7.500%, 8/15/32	200,000IDR	13
8.375%, 3/15/34	2,938,000IDR	211
8.250%, 5/15/36	2,880,000IDR	206
7.500%, 5/15/38	3,278,000IDR	221
8.375%, 4/15/39	1,090,000IDR	79
		1,096

	Par Value(1)	Value

Malaysia—9.6%
Malaysia Government Bond
4.059%, 9/30/24	67MYR	$ 14
3.906%, 7/15/26	1,631MYR	347
2.632%, 4/15/31	1,320MYR	258
3.582%, 7/15/32	1,860MYR	384
4.893%, 6/8/38	220MYR	51
4.696%, 10/15/42	145MYR	33
		1,087

Mexico—7.8%
Mex Bonos Desarr
8.500%, 11/18/38	1,440MXN	80
7.750%, 11/13/42	5,110MXN	258
8.000%, 11/7/47	10,640MXN	545
		883

Peru—2.0%
Bonos De Tesoreria
6.150%, 8/12/32	710PEN	181
5.400%, 8/12/34	104PEN	24
5.350%, 8/12/40	90PEN	20
		225

Poland—4.3%
Poland Government Bond
2.750%, 10/25/29	190PLN	42
1.750%, 4/25/32	2,330PLN	449
		491

Romania—3.3%
Romania Government Bond
8.000%, 4/29/30	760RON	178
4.750%, 10/11/34	1,050RON	197
		375

South Africa—8.9%
Republic of South Africa
8.500%, 1/31/37	11,400ZAR	455
6.500%, 2/28/41	7,380ZAR	228
8.750%, 1/31/44	8,580ZAR	325
		1,008

Thailand—4.8%
Thailand Government Bond
2.875%, 12/17/28	420THB	12
3.775%, 6/25/32	6,330THB	193
1.585%, 12/17/35	6,260THB	155
3.300%, 6/17/38	3,610THB	106
4.675%, 6/29/44	2,180THB	76
		542

See Notes to Schedule of Investments

VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Uruguay—0.2%
Republica Orient Uruguay 8.250%, 5/21/31	950UYU	$ 23
Total Foreign Government Securities (Identified Cost $9,242)		9,155

Corporate Bonds and Notes—4.1%
Poland—4.1%
Kreditanstalt fuer Wiederaufbau 0.625%, 7/25/25	2,000PLN	466
Total Corporate Bonds and Notes (Identified Cost $499)		466

Total Long-Term Investments—84.9% (Identified Cost $9,741)		9,621

Short-Term Investment—0.1%
Foreign Government Security—0.1%
Kazakhstan—0.1%
National Bank of Kazakhstan Note 0.000%, 3/6/24(4)	5,604KZT	12
Total Short-Term Investment (Identified Cost $12)		12

TOTAL INVESTMENTS—85.0% (Identified Cost $9,753)		$9,633
Other assets and liabilities, net—15.0%		1,706
NET ASSETS—100.0%		$11,339

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, these securities amounted to a value of $36 or 0.3% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Issued with a zero coupon. Income is recognized through the accretion of discount.
Counterparties:
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Country Weightings†
Brazil	15%
Indonesia	11
South Africa	11
Malaysia	11
Poland	10
Mexico	9
Colombia	7
Other	26
Total	100%
† % of total investments as of February 29, 2024.

Forward foreign currency exchange contracts as of February 29, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	1,210	USD	244	JPM	03/04/24	$—	$(1)
CLP	54,000	USD	56	JPM	03/19/24	—(1)	—
CNH	3,390	USD	472	JPM	03/28/24	—	(1)
CZK	3,900	USD	167	JPM	04/09/24	—	— (1)
HUF	76,200	USD	214	GS	04/09/24	—	(5)
IDR	895,000	USD	57	JPM	04/03/24	—(1)	—
See Notes to Schedule of Investments

VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
Forward foreign currency exchange contracts as of February 29, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
INR	9,500	USD	114	JPM	04/12/24	$—(1)	$—
MXN	11,560	USD	675	JPM	03/15/24	2	—
THB	19,400	USD	546	GS	04/10/24	—	(3)
THB	2,050	USD	58	JPM	04/10/24	—	(1)
TRY	3,700	USD	116	JPM	03/12/24	1	—
USD	242	BRL	1,210	JPM	03/04/24	—	(2)
USD	13	RON	60	JPM	03/11/24	—(1)	—
USD	30	RUB	2,700	GS	03/12/24	—(1)	—
USD	14	TRY	450	JPM	03/12/24	—	— (1)
USD	170	COP	676,000	CITI	03/14/24	—	(2)
USD	374	MXN	6,430	JPM	03/15/24	—	(2)
USD	260	ZAR	4,930	JPM	03/18/24	3	—
USD	25	PLN	100	JPM	03/25/24	—	— (1)
USD	117	CNH	840	JPM	03/28/24	—(1)	—
USD	67	CZK	1,550	JPM	04/09/24	1	—
USD	15	THB	540	GS	04/10/24	—	— (1)
USD	57	THB	2,050	JPM	04/10/24	—	— (1)
USD	64	BRL	320	JPM	05/03/24	1	—
ZAR	3,450	USD	179	JPM	03/18/24	1	—
Total						$9	$(17)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of February 29, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 29, 2024	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$9,167	$9,167
Corporate Bonds and Notes	466	466
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	9	9
Total Assets	9,642	9,642
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(17)	(17)
Total Liabilities	(17)	(17)
Total Investments	$9,625	$9,625
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at February 29, 2024.
There were no transfers into or out of Level 3 related to securities held at February 29, 2024.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR LOCAL MARKETS FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
4